Income tax credit/(expense) (Tables)	12 Months Ended
Jun. 30, 2023
Income tax credit/(expense)
Schedule of income tax expense

	2023	2022	2021
	£’000	£’000	£’000
Current tax:
Current tax on loss for the year	(217)	5,084	(3,972)
Adjustment in respect of previous years	(116)	223	490
Foreign tax	(572)	(625)	(688)
Total current tax (expense)/credit	(905)	4,682	(4,170)
Deferred tax:
US deferred tax:
Origination and reversal of temporary differences	—	—	3,831
Re-measurement of US deferred tax asset	—	—	(66,561)
Adjustment in respect of previous years	—	—	973
Total US deferred tax expense (Note 17)	—	—	(61,757)
UK deferred tax:
Origination and reversal of temporary differences	5,176	29,142	9,762
Adjustment in respect of previous years	(375)	289	(800)
Impact of change in UK corporation tax rate	—	—	(11,224)
Total UK deferred tax credit/(expense) (Note 17)	4,801	29,431	(2,262)
Total deferred tax credit/(expense)	4,801	29,431	(64,019)
Total income tax credit/(expense)	3,896	34,113	(68,189)

Schedule of reconciliation of the total income tax expense

	2023	2022	2021
	£’000	£’000	£’000
Loss before income tax	(32,574)	(149,623)	(24,027)
Loss before tax multiplied by weighted average UK corporation tax rate of 20.5% (2022: 19.0% - UK corporation tax rate; 2021: 21.0% - weighted average US federal corporate income tax rate)	6,678	28,428	5,046
Tax effects of:
Adjustment in respect of previous years	(491)	512	663
Difference in tax rates on non-US operations	—	—	216
Foreign exchange losses on US dollar denominated tax basis	—	—	(3,146)
Expenses not deductible for tax purposes	(2,650)	(1,197)	(526)
Irrecoverable foreign tax credits	(572)	(625)	—
Impact of change in UK Corporation tax rate(1)	931	6,995	(77,785)
Unrealized foreign exchange gains not taxable in the US	—	—	7,343
Re-measurement of foreign tax credit US deferred tax asset	—	—	—
Total income tax credit/(expense)	3,896	34,113	(68,189)
(1)

The credit of £931,000 arising in the fiscal year ended 30 June 2023 is a result of UK deferred tax being recognized at the UK corporation tax rate of 25% but the total tax credit reconciliation is performed at the current year tax rate of 20.5% resulting in a reconciling item. The current year weighted average UK corporation tax rate of 20.5% is a result of the increase in the UK corporation tax rate from 19.0% to 25.0% in April 2023.

Schedule of amounts relating to tax recognized directly in other comprehensive income

	2023	2022	2021
	£’000	£’000	£’000
US deferred tax (Note 17)	—	—	3,395
UK deferred tax (Note 17)	(1,018)	(1,287)	(1,947)
Total deferred tax	(1,018)	(1,287)	1,448
Current tax	—	—	(2,017)
Total income tax expense recognized in other comprehensive loss	(1,018)	(1,287)	(569)